Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
Prospectus [Line Items]
Annual Return [Percent]	6.68%
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct
Prospectus [Line Items]
Annual Return [Percent]	2.82%
Innovator Equity Defined Protection ETF - 1 Yr January
Prospectus [Line Items]
Annual Return [Percent]	6.79%
Innovator Equity Defined Protection ETF - 1 Yr July
Prospectus [Line Items]
Annual Return [Percent]	7.47%
Innovator Equity Defined Protection ETF - 1 Yr August
Prospectus [Line Items]
Annual Return [Percent]	7.36%
Innovator Equity Defined Protection ETF - 1 Yr September
Prospectus [Line Items]
Annual Return [Percent]	6.80%
Innovator Equity Defined Protection ETF - 1 Yr October
Prospectus [Line Items]
Annual Return [Percent]	6.28%
Innovator Equity Defined Protection ETF - 1 Yr November
Prospectus [Line Items]
Annual Return [Percent]	6.18%
Innovator Equity Defined Protection ETF - 1 Yr December
Prospectus [Line Items]
Annual Return [Percent]	7.83%
Innovator Equity Defined Protection ETF - 2 Yr to April 2026
Prospectus [Line Items]
Annual Return [Percent]	7.60%
Innovator Equity Defined Protection ETF - 2 Yr to July 2026
Prospectus [Line Items]
Annual Return [Percent]	7.66%
Innovator Equity Defined Protection ETF - 2 Yr to October 2026
Prospectus [Line Items]
Annual Return [Percent]	6.74%
Innovator Equity Defined Protection ETF - 2 Yr to January 2027
Prospectus [Line Items]
Annual Return [Percent]	7.73%
Innovator Equity Defined Protection ETF - 2 Yr to July 2027
Prospectus [Line Items]
Annual Return [Percent]	6.42%	8.55%
Innovator Equity Defined Protection ETF - 2 Yr to January 2028
Prospectus [Line Items]
Annual Return [Percent]	5.88%	8.02%